Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 - Property and Equipment

Property and equipment consist of the following at June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Equipment	$112,909	$14,189
Computer	3,086	3,469
Leasehold improvement	71,875	-
Transaction verification servers	445,791	194,891
	633,661	212,549
Accumulated depreciation	(136,103)	(22,359)
Property and equipment, net	$497,558	$190,190

During the quarter ended June 30, 2015, the Company incurred $71,876 leasehold improvement cost for the facilities in North Carolina. The lease commenced on January 28, 2015. The cost of leasehold improvement and office equipment are recorded at cost and depreciated using the straight-line method over the lease period of 2 years.

Depreciation expense is $67,144 and $290 for the three months ended June 30, 2015 and 2014, respectively, and $113,744 and $623 for the six months ended June 30, 2015 and 2014, respectively.

Note 5 – Property and Equipment

Property and equipment consist of the following at December 31, 2014 and December 31, 2013:

	December 31, 2014	December 31, 2013
Equipment	$14,189	$4,000
Computer	3,469	-
Transaction verification servers	194,891	-
	212,549	4,000
Accumulated depreciation	(22,359)	(444)
Property and equipment, net	$190,190	$3,556

Depreciation expense is approximately $21,915 and $444 for the year ended December 31, 2014 and for the period from July 28, 2013 (inception) through December 31, 2013, respectively.